Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Motor Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Renovation [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Furniture & Fixture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Furniture & Fixture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years